ADDITIONAL INFORMATION-FINANCIAL STATEMENT (Schedule of Parent Company Statements of Changes in Equity) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	$ 268,872	$ 291,343	$ 239,435
Ordinary shares issued for share based compensation	4,825	624	21
Share repurchase as treasury stock			(2,846)
Share-based compensation	598	1,359	1,251
Foreign currency translation adjustment	(11,478)	(6,874)	7,582
Capital contribution from non-controlling interests	1,313	11,241	60,209
Acquisition of non-controlling interests	(8,518)		(2,789)
Disposal of equity interests of AM Film and AM Lianhe		3,088
Net income (loss)	142,912	(31,826)	(11,520)
Ending Balance	$ 397,633	$ 268,872	$ 291,343
Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, shares	119,942,413	119,134,135	122,112,485
Beginning Balance	$ 128	$ 128	$ 128
Ordinary shares issued for share based compensation, shares	4,453,232	808,278	18,400
Ordinary shares issued for share based compensation
Share repurchase as treasury stock, shares			(2,996,750)
Share repurchase as treasury stock
Share-based compensation
Foreign currency translation adjustment
Capital contribution from non-controlling interests
Acquisition of non-controlling interests
Disposal of equity interests of AM Film and AM Lianhe
Ending Balance, shares	124,395,645	119,942,413	119,134,135
Ending Balance	$ 128	$ 128	$ 128
Additional paid-in capital [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	323,167	$ 313,912	$ 278,652
Ordinary shares issued for share based compensation
Share repurchase as treasury stock
Share-based compensation	$ 598	$ 1,359	$ 1,251
Foreign currency translation adjustment
Capital contribution from non-controlling interests	$ 271	$ 6,463	$ 39,825
Acquisition of non-controlling interests	$ (6,163)		$ (5,816)
Disposal of equity interests of AM Film and AM Lianhe		$ 1,433
Net income (loss)
Ending Balance	$ 317,414	$ 323,167	$ 313,912
Treasury stock [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	(9,236)	(9,860)	(7,035)
Ordinary shares issued for share based compensation	$ 5,458	$ 624	21
Share repurchase as treasury stock			$ (2,846)
Share-based compensation
Foreign currency translation adjustment
Capital contribution from non-controlling interests
Acquisition of non-controlling interests
Disposal of equity interests of AM Film and AM Lianhe
Net income (loss)
Ending Balance	$ (3,778)	$ (9,236)	$ (9,860)
(Accumulated deficit) retained earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	(99,138)	$ (73,443)	$ (62,817)
Ordinary shares issued for share based compensation	$ (633)
Share repurchase as treasury stock
Share-based compensation
Foreign currency translation adjustment
Capital contribution from non-controlling interests
Acquisition of non-controlling interests
Disposal of equity interests of AM Film and AM Lianhe
Net income (loss)	$ 149,647	$ (25,695)	$ (10,626)
Ending Balance	49,876	(99,138)	(73,443)
Accumulated other comprehensive income [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	$ 33,815	$ 40,229	$ 32,948
Ordinary shares issued for share based compensation
Share repurchase as treasury stock
Share-based compensation
Foreign currency translation adjustment	$ (10,887)	$ (6,414)	$ 7,281
Capital contribution from non-controlling interests
Acquisition of non-controlling interests
Disposal of equity interests of AM Film and AM Lianhe
Net income (loss)
Ending Balance	$ 22,928	$ 33,815	$ 40,229
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, shares	119,942,413		122,112,485
Beginning Balance	$ 248,736	270,966	$ 241,876
Ordinary shares issued for share based compensation, shares	4,825
Ordinary shares issued for share based compensation	$ 598	624	21
Share repurchase as treasury stock			(2,846)
Share-based compensation	598	1,359	1,251
Foreign currency translation adjustment	(10,887)	(6,414)	7,281
Capital contribution from non-controlling interests	271	6,463	39,825
Capital contribution to Guangzhou Meizheng	(459)
Acquisition of non-controlling interests			(5,816)
Disposal of equity interests of AM Film and AM Lianhe		1,433
Net income (loss)	149,647	$ (25,695)	(10,626)
Purchase the non-controlling interest in subsidiary AM Lianhe	(6,163)
Ending Balance, shares		119,942,413
Ending Balance	$ 386,568	$ 248,736	$ 270,966
Parent Company [Member] | Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, shares	119,942,413	119,134,135	122,112,485
Beginning Balance	$ 128	$ 128	$ 128
Ordinary shares issued for share based compensation, shares	4,453,232	808,278	18,400
Share repurchase as treasury stock, shares			(2,996,750)
Share repurchase as treasury stock
Acquisition of non-controlling interests
Ending Balance, shares	124,395,645	119,942,413	119,134,135
Ending Balance	$ 128	$ 128	$ 128
Parent Company [Member] | Additional paid-in capital [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	323,167	313,912	$ 278,652
Ordinary shares issued for share based compensation	598
Share repurchase as treasury stock
Share-based compensation	598	1,359	$ 1,251
Capital contribution from non-controlling interests	271	6,463	39,825
Capital contribution to Guangzhou Meizheng	(459)
Acquisition of non-controlling interests			(5,816)
Disposal of equity interests of AM Film and AM Lianhe		1,433
Purchase the non-controlling interest in subsidiary AM Lianhe	(6,163)
Ending Balance	317,414	323,167	313,912
Parent Company [Member] | Treasury stock [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	$ (9,236)	(9,860)	(7,035)
Ordinary shares issued for share based compensation, shares	5,458
Ordinary shares issued for share based compensation		624	21
Share repurchase as treasury stock			$ (2,846)
Acquisition of non-controlling interests
Ending Balance	$ (3,778)	(9,236)	$ (9,860)
Parent Company [Member] | (Accumulated deficit) retained earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	$ (99,138)	(73,443)	$ (62,817)
Ordinary shares issued for share based compensation, shares	(633)
Share repurchase as treasury stock
Acquisition of non-controlling interests
Net income (loss)	$ 149,647	(25,695)	$ (10,626)
Ending Balance	49,876	(99,138)	(73,443)
Parent Company [Member] | Accumulated other comprehensive income [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	33,815	40,229	$ 32,948
Share repurchase as treasury stock
Foreign currency translation adjustment	(10,887)	(6,414)	$ 7,281
Acquisition of non-controlling interests
Ending Balance	$ 22,928	$ 33,815	$ 40,229